Financial assets and liabilities - Interest rate exposures (Details) - Interest rate risk $ in Millions	Jun. 30, 2018 CAD ($)
Disclosure of detailed information about hedging instruments [line items]
Percentage of possible change in risk variable	1.00%
Reasonably possible change in risk variable impact on net earnings	$ 31